Note 12 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($)	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 7,900,000	$ 0
Financial assets qualified for hedge accounting	7,900,000	0
Other assets [member]
Statement Line Items [Line Items]
Total financial assets	$ 49,000	$ 0